THE GABELLI SMALL CAP GROWTH FUND
GABELLI SMALL CAP GROWTH FUND (the “Small Cap Growth Fund”)
Investment Objective
The Small Cap Growth Fund seeks to provide a high level of capital appreciation.
Fees and Expenses of the Small Cap Growth Fund:
This table describes the fees and expenses that you may pay if you buy and hold the following classes of shares of the Small Cap Growth Fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled, “Classes of Shares” on page 23 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - THE GABELLI SMALL CAP GROWTH FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none	2.50%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none	none
Redemption Fees (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - THE GABELLI SMALL CAP GROWTH FUND	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares	Class T Shares
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none	0.25%
Other Expenses	0.14%	0.14%	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses	1.39%	1.39%	2.14%	1.14%	1.39%

Expense Example
This example is intended to help you compare the cost of investing in the Small Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Small Cap Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Small Cap Growth Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - THE GABELLI SMALL CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	142	440	761	1,669
Class A Shares	708	990	1,292	2,148
Class C Shares	317	670	1,149	2,472
Class I Shares	116	362	628	1,386
Class T Shares	388	679	991	1,877

You would pay the following expenses if you did not redeem your shares of the Small Cap Growth Fund:
Expense Example, No Redemption - THE GABELLI SMALL CAP GROWTH FUND - USD ($)	1 Year	3 Years	5 Years	10 Years
Class AAA Shares	142	440	761	1,669
Class A Shares	708	990	1,292	2,148
Class C Shares	217	670	1,149	2,472
Class I Shares	116	362	628	1,386
Class T Shares	388	679	991	1,877

Portfolio Turnover
The Small Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Small Cap Growth Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Small Cap Growth Fund’s performance. During the most recent fiscal year, the Small Cap Growth Fund’s portfolio turnover rate was 4% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Small Cap Growth Fund invests at least 80% of its net assets in equity securities of companies that are considered to be small companies at the time the Small Cap Growth Fund makes its investment. The Small Cap Growth Fund invests primarily in the common stocks of companies which Gabelli Funds, LLC, the Small Cap Growth Fund’s adviser (the “Adviser”), believes are likely to have rapid growth in revenues and above average rates of earnings growth. The Adviser currently characterizes small capitalization companies for the Small Cap Growth Fund as those with total common stock market values of $3 billion or less at the time of investment.

In selecting investments for the Small Cap Growth Fund, the Adviser seeks issuers with a dominant market share or niche franchise in growing and/or consolidating industries. The Adviser considers for purchase the stocks of small capitalization (capitalization is the price per share multiplied by the number of shares outstanding) companies with experienced management, strong balance sheets, and rising free cash flow and earnings. The Adviser’s goal is to invest long term in the stocks of companies trading at reasonable market valuations relative to perceived economic worth.

Frequently, smaller companies exhibit one or more of the following traits:
  New products or technologies
  New distribution methods
  Rapid changes in industry conditions due to regulatory or other developments
  Changes in management or similar characteristics that may result not only in expected growth in revenues but in an accelerated or above average rate of earnings growth, which would usually be reflected in capital appreciation.
In addition, because smaller companies are less actively followed by stock analysts and less information is available on which to base stock price evaluations, the market may overlook favorable trends in particular smaller growth companies and then adjust its valuation more quickly once investor interest is gained.
Principal Risks
You may want to invest in the Small Cap Growth Fund if:
  you are a long term investor
  you seek capital appreciation
  you believe that the market will favor small capitalization stocks over the long term
The Small Cap Growth Fund’s share price will fluctuate with changes in the market value of the Small Cap Growth Fund’s portfolio securities. Your investment in the Small Cap Growth Fund is not guaranteed; you may lose money by investing in the Small Cap Growth Fund. When you sell Small Cap Growth Fund shares, they may be worth more or less than what you paid for them.

Investing in the Small Cap Growth Fund involves the following risks:
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Small Cap Growth Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer company’s particular circumstances.
  Foreign Securities Risk.    Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs. These risks are more pronounced in the securities of companies located in emerging markets.
  Management Risk.    If the portfolio manager is incorrect in his assessment of the growth prospects of the securities the Small Cap Growth Fund holds, then the value of the Small Cap Growth Fund’s shares may decline.
  Small Capitalization Company Risk.    Investing in securities of small capitalization companies may involve greater risks than investing in larger, more established issuers. Smaller capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the portfolio manager to sell securities of smaller capitalization companies at quoted market prices. Finally, there are periods when investing in smaller capitalization stocks fall out of favor with investors and the stocks of smaller capitalization companies underperform.
  Value Investing Risk.    The Small Cap Growth Fund invests in “value” stocks. The portfolio manager may be wrong in the assessment of a company’s value and the stocks the Small Cap Growth Fund holds may not reach what the portfolio manager believes are their full values. From time to time “value” investing falls out of favor with investors. During those periods, the Small Cap Growth Fund’s relative performance may suffer.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Small Cap Growth Fund by showing changes in the Small Cap Growth Fund’s performance from year to year and by showing how the Small Cap Growth Fund’s average annual returns for one year, five years, and ten years compared with those of a broad based securities market index. As with all mutual funds, the Small Cap Growth Fund’s past performance (before and after taxes) does not predict how the Small Cap Growth Fund will perform in the future. Updated information on the Small Cap Growth Fund’s results can be obtained by visiting www.gabelli.com.
SMALL CAP GROWTH FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 20.59% (quarter ended June 30, 2009), and the lowest return for a quarter was (21.87)% (quarter ended December 31, 2008).
Average Annual Total Returns (for the years ended December 31, 2016)
Average Annual Total Returns - THE GABELLI SMALL CAP GROWTH FUND	Past One Year	Past Five Years	Past Ten Years	Inception Date
Class AAA Shares	17.25%	13.75%	8.29%	Oct. 22, 1991
Class AAA Shares | Return After Taxes on Distributions	16.20%	12.99%	7.70%	Oct. 22, 1991
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	10.61%	11.00%	6.71%	Oct. 22, 1991
Class A Shares	10.52%	12.41%	7.65%	Dec. 31, 2003
Class C Shares	15.37%	12.89%	7.48%	Dec. 31, 2003
Class I Shares	17.56%	14.04%	8.54%	Jan. 11, 2008
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	21.31%	14.46%	7.07%

The returns shown for Class I shares prior to its actual inception date are those of the Class A shares of the Small Cap Growth Fund. No returns are shown for Class T shares since Class T shares were not offered prior to the date of this prospectus. All classes of the Small Cap Growth Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for only Class AAA shares, and after-tax returns for other classes will vary. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Small Cap Growth Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).